November 3, 2008

                           TOUCHSTONE INVESTMENT TRUST

                  TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2008

On October 31, 2008, the Touchstone U.S. Government Money Market Fund was liquidated and is no longer available for purchase.



              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)

               Please retain this Supplement for future reference.